Retirement benefits - Summary of Principal Financial Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension plans [member] | United Kingdom [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Pensions increases	3.20%	3.30%	3.20%
Discount rate	2.60%	2.70%	4.00%
Inflation rate	3.20%	3.30%	3.20%
Pension plans [member] | United States [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Discount rate	3.30%	3.70%	3.90%
US post-employment benefits [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Discount rate	3.30%	3.80%	3.90%
Ultimate rate that the cost trend rate trends to	4.50%	4.50%	4.50%
US post-employment benefits [member] | Pre 65 [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Healthcare cost trend rate	7.70%	7.00%	7.50%
US post-employment benefits [member] | Post 65 [member]
Disclosure of defined benefit plan actuarial assumptions [line items]
Healthcare cost trend rate	8.70%	8.30%	9.00%